Share capital - Disclosure of warrants issued narrative (Details) - USD ($) $ / shares in Units, shares in Thousands		12 Months Ended
	Jun. 22, 2016	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Share issue related cost		$ 10,780,000	$ 575,000
June 22, 2016 Private Placement Offering
Disclosure of classes of share capital [line items]
Share issue related cost			$ 440,000
Issue price, private placement offerings (in dollars per share)	$ 2.36
Warrants | June 22, 2016 Private Placement Offering
Disclosure of classes of share capital [line items]
Number of warrants issued	1,050
Share issuance, price per share (in dollars per share)	$ 2.77
Warrant exercise period	2 years
Issues, fair value measurement, entity's own equity instruments	$ 769,000
Share issue related cost	$ 51,000
Expected volatility, share warrants	50.00%
Risk free interest rate, share warrants	0.75%
Option life, share options granted	2 years
Expected dividend as percentage, share warrants	0.00%
Issue price, private placement offerings (in dollars per share)	$ 2.36
Fair value per warrant (in dollars per share)	$ 0.78